Segment Information (Details) - Schedule of long-lived assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long lived assets, net	$ 5,019,565	$ 1,286,849
United States [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long lived assets, net	4,540,938	927,322
Canada [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long lived assets, net	$ 478,627	$ 359,527